COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
US$
Year ending December 31,
2015	12,398,271
2016	8,770,230
2017	6,259,451
2018	3,622,792
2019	2,332,153
2020 and thereafter	4,802,841
Total	38,185,738